Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Harbor ETF Trust
Prospectus Date	rr_ProspectusDate	Mar. 01, 2025
Document Creation Date	dei_DocumentCreationDate	Apr. 23, 2025